Washington Mutual Investors Fund

(Art)

(Logo)
The American Funds Group(R)

Semi-Annual Report
October 31, 1997

Washington Mutual Investors Fund seeks to provide income and growth of principal through quality common stocks.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. FUND RESULTS IN THIS REPORT WERE CALCULATED WITHOUT A SALES CHARGE. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

FELLOW SHAREHOLDERS:

     The first half of our fiscal year - the six months ended October 31 - was marked by further economic expansion in the United States and by a selloff in stock prices around the world. The decline began in Asia this past summer and spread to Europe and the U.S. It was followed, in this country, by a recovery in which prices fluctuated sharply and ended the period below their 1997 peak, but still relatively high by historical standards.

     In this environment, Washington Mutual recorded a sizeable gain. For the six months, the value of an investment in the Fund rose 17.6% versus a 15.1% increase for the unmanaged Standard & Poor's 500 Composite Stock Index, both including reinvestment. It is worth noting that during the October slide (from the high recorded on October 7 to the low on October
27), the S&P 500 fell 10.8% while the Fund's share value went down 7.7%. The selloff removed some of the euphoria that had surrounded the market and focused investor attention on possible repercussions of the decline in commodity and other prices taking place in the economies of a number of Asian countries. While this deflationary trend is certainly a legitimate concern, we believe the conservative nature of Washington Mutual's portfolio of U.S. stocks - with its emphasis on dividend income and relatively low price-to-earnings ratios - should continue to help cushion the Fund if there is further market volatility in the period ahead.

     As a counterpoint to the negative news coming from overseas, it should be mentioned that the United States is currently enjoying the most favorable business conditions in many years, with growth continuing at a steady pace, unemployment lower than at any time since 1973 and inflation at the lowest level in more than a decade.

     The portfolio in this report shows ownership of 151 companies in 27 industries. On October 31, the largest industry positions as a percentage of net assets were Banking (14.7%), Health & Personal Care (11.7%), Energy Sources (10.4%), Telecommunications (8.7%), Electric & Gas Utilities (8.1%), and Insurance (6.0%).

     Seven new company names have appeared in the portfolio since July 31:
American Stores, Enova, GPU, International Flavors & Fragrances, Johnson Controls, Solutia (spun off from Monsanto Company), and Willamette Industries. Two holdings were eliminated: Northeast Utilities and Whirlpool. Again this year, changes in your Fund's portfolio have resulted in substantial capital gains. To avoid payment of Federal excise taxes, these gains will be distributed to shareholders, together with an extra income payment, prior to December 31st. Because long-term capital gain taxes were reduced this past summer, a portion of the distribution will qualify for the new lower 20% rate. All shareholders subject to Federal income tax will receive a Form 1099 containing final details in late January.

     Your questions and comments will, as always, be most welcome.
Cordially,

(Signatures)

Stephen Hartwell         James H. Lemon, Jr.           Harry J. Lister
Chairman of the Board    Vice Chairman of the Board    President

December 12, 1997

Washington Mutual Investors Fund

Investment Portfolio

October 31, 1997
Unaudited

Five Largest               Ten Largest
Investment Categories      Individual Holdings

               Percent of                 Percent of                 Percent of
               Net Assets                 Net Assets                 Net Assets

Finance           24.59%   Atlantic Richfield 3.08%   U S West
Services          18.79    AT&T               2.98      Communications   1.98%
Energy            18.44    Texaco             2.71    J.C. Penney        1.89
Consumer Goods    16.92    Warner-Lambert     2.60    DuPont             1.87
Capital Equipment  7.22    Ameritech          2.22    Bank of New York   1.84
                           Eli Lilly          2.13

                                                          Market     Percent
                                                           Value     of Net
Common Stocks                               Shares         (000)     Assets

Energy

Energy Sources (10.37%)
Amoco Corp.                                  7,040,000   $  645,480    1.83%
Atlantic Richfield Co.                      13,212,500    1,087,554    3.08
Chevron Corp.                                5,600,000      464,450    1.32
Exxon Corp.                                  2,500,000      153,594     .44
Kerr-McGee Corp.                             2,350,000      158,772     .45
Mobil Corp.                                  1,050,000       76,453     .22
Texaco Inc.                                 16,800,000      956,550    2.71
Unocal Corp.                                 2,740,100      113,029     .32
                                                          3,655,882   10.37

Utilities: Electric & Gas (8.07%)
American Electric Power Co., Inc.            3,850,000      181,913     .52
Atlantic Energy, Inc.                        1,650,000       30,422     .09
Baltimore Gas and Electric Co.               2,000,000       54,875     .16
Carolina Power & Light Co.                   4,000,000      143,000     .41
Central and South West Corp.                 4,682,300      100,962     .29
CINergy Corp.                                  700,000       23,100     .06
Consolidated Edison Co. of New York, Inc.    6,000,000      205,500     .58
Consolidated Natural Gas Co.                 2,100,000      113,531     .32
Dominion Resources, Inc.                       595,000       22,127     .06
DTE Energy Co.                               3,865,000      118,849     .34
Duke Energy Corp.                            8,048,082      388,320    1.10
Edison International                         5,785,000      148,241     .42
Enova Corp.                                  2,000,000       48,625     .14
Florida Progress Corp.                       4,835,800      157,466     .45
FPL Group, Inc.                              1,600,000       82,700     .23
GPU, Inc.                                    1,700,000       61,519     .17
Houston Industries Inc.                      2,800,000       60,900     .17
KeySpan Energy Corp.
  (formerly Brooklyn Union Gas Co.)            900,000       27,956     .08
Utilities: Electric & Gas (continued)
OGE Energy Corp.                               400,000       19,375     .06%
PECO Energy Co.                              2,752,100       62,438     .18
PG&E Corp.                                   2,000,000       51,125     .15
PP & L Resources, Inc.                       4,700,000      101,637     .29
Public Service Enterprise Group Inc.         3,820,000       99,081     .28
Puget Sound Energy, Inc.                     2,840,000       75,615     .21
Southern Co.                                11,695,500      268,266     .76
Union Electric Co.                           4,814,900      181,462     .51
Wisconsin Energy Corp.                         600,000       15,187     .04
                                                          2,844,192    8.07
Total Energy                                              6,500,074   18.44

Materials

Chemicals (3.44%)
E.I. du Pont de Nemours and Co.             11,585,000      658,897    1.87
International Flavors & Fragrances Inc.        800,000       38,700     .11
Monsanto Co.                                 3,700,000      158,175     .45
PPG Industries, Inc.                         4,229,200      239,478     .68
Sherwin-Williams Co.                         3,000,000       83,250     .24
Solutia Inc.                                   540,000       11,948     .03
Witco Corp.                                    500,000       21,750     .06
                                                          1,212,198    3.44

Forest Products & Paper (2.32%)
International Paper Co.                     10,150,000      456,750    1.30
Louisiana-Pacific Corp.                      5,425,000      113,924     .32
Westvaco Corp.                               5,501,350      180,513     .51
Willamette Industries, Inc.                  2,000,000       66,125     .19
                                                            817,312    2.32

Metals: Nonferrous (.41%)
Phelps Dodge Corp.                           1,950,000      145,031     .41
Total Materials                                           2,174,541    6.17

Capital Equipment

Aerospace & Military Technology (1.43%)
Boeing Co.                                   2,120,140      101,502     .29
Raytheon Co.                                 4,850,000      263,113     .75
United Technologies Corp.                    1,967,100      137,697     .39
                                                            502,312    1.43

Data Processing & Reproduction (.95%)
Xerox Corp.                                  4,240,000      336,285     .95

Electrical & Electronics (.47%)
Emerson Electric Co.                         2,030,300      106,464     .30%
General Electric Co.                           900,000       58,106     .17
                                                            164,570     .47

Electronic Components (.42%)
AMP Inc.                                     2,150,000       96,750     .28
Thomas & Betts Corp.                         1,020,000       50,745     .14
                                                            147,495     .42

Energy Equipment (.20%)
Dresser Industries, Inc.                     1,700,000       71,613     .20

Industrial Components (3.06%)
Dana Corp.                                   3,222,800      150,867     .43
Eaton Corp.                                  2,100,000      202,912     .58
Echlin Inc.                                  2,500,000       81,875     .23
Genuine Parts Co.                            7,575,000      237,192     .67
Goodyear Tire & Rubber Co.                   2,200,000      137,775     .39
Johnson Controls, Inc.                       2,000,000       89,750     .25
Rockwell International Corp.                   400,000       19,600     .06
TRW Inc.                                     2,800,000      160,300     .45
                                                          1,080,271    3.06

Machinery & Engineering (.69%)
Caterpillar Inc.                             3,182,200      163,088     .46
Ingersoll-Rand Co.                           1,012,500       39,424     .11
Parker Hannifin Corp.                          950,000       39,722     .12
                                                            242,234     .69
Total Capital Equipment                                   2,544,780    7.22

Consumer Goods

Automobiles (1.45%)
Chrysler Corp.                              14,525,000      512,006    1.45

Beverages (.45%)
PepsiCo, Inc.                                4,300,000      158,294     .45

Food & Household Products (2.81%)
Colgate-Palmolive Co.                          600,000       38,850     .11
CPC International Inc.                       2,220,200      219,800     .63
General Mills, Inc.                          5,340,600      352,480    1.00
Kellogg Co.                                  4,357,700      187,653     .53
Procter & Gamble Co.                         1,300,000       88,400     .25
Sara Lee Corp.                               2,000,000      102,250     .29
                                                            989,433    2.81

Health & Personal Care (11.69%)
American Home Products Corp.                 7,050,000      522,581    1.48%
Avon Products, Inc.                          1,139,800       74,657     .21
Bristol-Myers Squibb Co.                     4,725,000      414,619    1.18
Johnson & Johnson                              800,000       45,900     .13
Kimberly-Clark Corp.                         2,100,000      109,069     .31
Eli Lilly and Co.                           11,204,600      749,308    2.13
McKesson Corp.                                 375,000       40,242     .11
Merck & Co., Inc.                            3,900,000      348,075     .99
Pfizer Inc                                   4,621,200      326,950     .93
Pharmacia & Upjohn, Inc.                     8,071,000      256,254     .73
Schering-Plough Corp.                        5,594,400      313,636     .89
Warner-Lambert Co.                           6,414,200      918,433    2.60
                                                          4,119,724   11.69

Recreation & Other Consumer Products (.31%)
Eastman Kodak Co.                            1,850,000      110,769     .31

Textiles & Apparel (.21%)
NIKE, Inc., Class B                            450,000       21,150     .06
VF Corp.                                       600,000       53,625     .15
                                                             74,775     .21
Total Consumer Goods                                      5,965,001   16.92

Services

Broadcasting & Publishing (.41%)
Dow Jones & Co., Inc.                        1,731,600       80,519     .23
Gannett Co., Inc.                            1,200,000       63,075     .18
                                                            143,594     .41

Business & Public Services (3.12%)
Browning-Ferris Industries, Inc.             9,300,300      302,260     .86
Cognizant Corp.                              3,410,500      133,649     .38
Deluxe Corp.                                 1,600,000       52,400     .15
Dun & Bradstreet Corp.                       4,225,000      120,677     .34
Electronic Data Systems Corp.                4,934,700      190,911     .54
Pitney Bowes Inc.                            1,340,700      106,334     .30
Waste Management, Inc.                       8,342,540      195,007     .55
                                                          1,101,238    3.12

Merchandising (4.88%)
Albertson's, Inc.                           11,653,200      429,712    1.22
American Stores Co.                          2,006,100       51,532     .15
J.C. Penney Co., Inc.                       11,373,500      667,482    1.89
Rite Aid Corp.                               1,500,000       89,062     .25
Walgreen Co.                                 1,000,000       28,125     .08
Wal-Mart Stores, Inc.                       12,900,000      453,113    1.29
                                                          1,719,026    4.88

Telecommunications (8.72%)
Ameritech Corp.                             12,042,300      782,750    2.22%
AT&T Corp.                                  21,455,700    1,049,988    2.98
Bell Atlantic Corp.                          1,700,000      135,787     .38
GTE Corp.                                      405,400       17,204     .05
SBC Communications Inc.                      3,707,175      235,869     .67
Sprint Corp.                                 2,972,700      154,580     .44
U S WEST Communications Group               17,570,000      699,506    1.98
                                                          3,075,684    8.72

Transportation: Rail (1.66%)
CSX Corp.                                    1,200,000       65,625     .19
Norfolk Southern Corp.                       6,105,000      196,123     .56
Union Pacific Corp.                          5,270,200      322,800     .91
                                                            584,548    1.66
Total Services                                            6,624,090   18.79

Finance

Banking (14.69%)
Banc One Corp.                               3,345,000      174,358     .50
Bank of New York Co., Inc.                  13,800,000      649,462    1.84
BankAmerica Corp.                            4,000,000      286,000     .81
Bankers Trust New York Corp.                 1,940,000      228,920     .65
Barnett Banks, Inc.                          2,050,000      141,450     .40
Chase Manhattan Corp.                        4,619,300      532,952    1.51
Comerica Inc.                                  500,000       39,531     .11
CoreStates Financial Corp                    6,221,300      452,600    1.28
First Chicago NBD Corp.                      5,725,000      416,494    1.18
First Union Corp.                            3,800,000      186,438     .53
Fleet Financial Group, Inc.                  6,317,400      406,288    1.15
KeyCorp                                      2,050,000      125,434     .36
J.P. Morgan & Co. Inc.                       3,725,000      408,819    1.16
National City Corp.                          1,650,000       98,587     .28
NationsBank Corp.                            5,000,000      299,375     .85
Norwest Corp.                                8,000,000      256,500     .73
Signet Banking Corp.                         1,400,000       75,337     .21
SunTrust Banks, Inc.                         2,000,000      129,625     .37
Wachovia Corp.                               2,050,000      154,391     .44
Wells Fargo & Co.                              400,000      116,550     .33
                                                          5,179,111   14.69

Financial Services (3.91%)
American Express Co.                         2,900,000      226,200     .64%
Beneficial Corp.                             2,058,200      157,838     .45
Fannie Mae
  (formerly Federal National Mortgage Assn.) 7,300,000      353,594    1.00
Household International, Inc.                5,273,000      597,167    1.70
SLM Holding Corp.
  (formerly Student Loan Marketing Assn.)      300,000       42,112     .12
                                                          1,376,911    3.91

Insurance (5.99%)
Aetna Inc.                                   3,200,000      227,400     .65
Allstate Corp.                               4,570,000      379,024    1.08
American General Corp.                       5,550,000      283,050     .80
CIGNA Corp.                                  1,050,000      163,012     .46
General Re Corp.                             1,955,000      385,502    1.09
Lincoln National Corp.                       3,091,100      212,513     .60
Marsh & McLennan Companies, Inc.             2,200,000      156,200     .44
St. Paul Companies, Inc.                     3,825,000      305,761     .87
                                                          2,112,462    5.99
Total Finance                                             8,668,484   24.59

Multi-Industry
Multi-Industry (.47%)
AlliedSignal Inc.                            2,150,000       77,400     .22
Minnesota Mining and Manufacturing Co.         500,000       45,750     .13
Whitman Corp.                                1,625,000       42,656     .12
Total Multi-Industry                                        165,806     .47

Miscellaneous

Common stocks in initial period of acquisition            1,111,348    3.15
TOTAL INVESTMENT SECURITIES
  (cost: $21,422,717,000)                                33,754,124   95.75
Excess of United States Treasury bills,
  cash, and receivables over payables                     1,500,058    4.25
NET ASSETS                                              $35,254,182  100.00%

See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
October 31, 1997

Unaudited                                            (dollars in thousands)

Assets:
Investment securities at market
   (cost: $21,422,717)                                          $33,754,124

United States Treasury bills
   (cost: $1,553,885)                                             1,554,187

Cash                                                    169

Receivables for-
   Sales of investments                           $  70,319
   Sales of Fund's shares                            98,529
   Dividends and interest                            68,955         237,803
                                                                 35,546,283

Liabilities:

Payables for-
   Purchases of investments                         247,282
   Repurchases of Fund's shares                      20,686
   Management services                                9,249
   Accrued expenses                                  14,884         292,101

Net Assets at October 31, 1997

Equivalent to $30.19 per share on
1,167,597,685 shares of $1 par value
capital stock outstanding (authorized
capital stock - 2,000,000,000 shares)                           $35,254,182

See Notes to Financial Statements

Statement of Operations
for the six months ended October 31, 1997

Unaudited                                            (dollars in thousands)

Investment Income:
Income:
   Dividends                                  $     433,779
   Interest                                          36,678     $   470,457

Expenses:
   Investment management fee                         33,712
   Business management fee                           17,474
   Distribution expenses                             39,000
   Transfer agent fee                                 9,287
   Reports to shareholders                              826
   Registration statement and prospectus              1,831
   Postage, stationery and supplies                   2,160
   Directors' and Advisory Board fees                   275
   Auditing and legal fees                              103
   Custodian fee                                        178
   Other expenses                                        94         104,940
Net investment income                                               365,517

Realized Gain and Unrealized
   Appreciation on Investments:
Net realized gain                                                 1,007,669

Net unrealized appreciation:
   Beginning of period                            8,683,514
   End of period                                 12,331,709
      Net change in unrealized appreciation                       3,648,195
   Net realized gain and change in
      unrealized appreciation                                     4,655,864

Net Increase in Net Assets Resulting
   from Operations                                               $5,021,381

See Notes to Financial Statements


Statement of Changes in Net Assets
                                           Six Months Ended       Year Ended
(dollars in thousands)                   October 31, 1997<F1>   April 30, 1997

Operations:
Net investment income                         $     365,517   $     617,890
Net realized gain on investments                  1,007,669       1,465,728
Net change in unrealized appreciation on
   investments                                    3,648,195       2,795,800
   Net Increase in Net Assets Resulting
      from Operations                             5,021,381       4,879,418

Dividends and Distributions Paid to
   Shareholders:
Dividends from net investment income              (326,696)       (607,336)
Distributions from net realized gain
   on investments                                         -     (1,174,688)
   Total Dividends and Distributions              (326,696)     (1,782,024)

Capital Share Transactions:

Proceeds from shares sold:
   124,997,117 and 215,746,819 shares,
   respectively                                   3,675,512       5,311,956

Proceeds from shares issued in
   reinvestment of net investment income
   dividends and distributions of net
   realized gain on investments:
   10,072,800 and 67,871,052 shares,
   respectively                                     301,514       1,671,650

Cost of shares repurchased:
   53,678,327 and 105,990,667 shares,
   respectively                                 (1,582,525)     (2,605,406)
   Net Increase in Net Assets Resulting
      from Capital Share Transactions             2,394,501       4,378,200

Total Increase in Net Assets                      7,089,186       7,475,594

Net Assets:
Beginning of period                              28,164,996      20,689,402
End of period (including undistributed
   net investment income: $121,319 and
   $82,498, respectively)                       $35,254,182     $28,164,996

<F1> Unaudited

See Notes to Financial Statements


Notes to Financial Statements Unaudited

1. Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The following paragraphs summarize the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

          Investment securities are stated at market value based upon closing sales prices reported on a national securities exchange on the day of valuation or, for listed securities having no sales reported, upon last-reported bid prices on that date. Treasury bills with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices obtained from a major dealer in short-term securities. Treasury bills with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Fund's Board.

          As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of October 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $12,331,709,000, of which $12,498,841,000 related to appreciated securities and $167,132,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended October 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $22,976,602,000 at October 31, 1997.

3. Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. WMC, business manager of the Fund, was paid a fee of $17,474,000 for business management services. The business management agreement provides for monthly fees, accrued daily, based on an annual rate of 0.175% of the first $3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion; 0.075% of such assets in excess of $21 billion but not exceeding $34 billion; and 0.06% of net assets in excess of $34 billion. Under this agreement all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Fund that it has earned $488,000 on its retail sales of shares and under the distribution plan of the Fund but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund. All officers of the Fund and five of its directors are affiliated with The Johnston-Lemon Group, Incorporated. Capital Research and Management Company, investment manager of the Fund, was paid a fee of $33,712,000 for investment management services. The investment advisory agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; 0.195% of such assets in excess of $21 billion but not exceeding $34 billion; and 0.19% of net assets in excess of $34 billion.

     Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Fund's shares, for its activities and expenses related to the sales of Fund shares or servicing of shareholder accounts. During the six months ended October 31, 1997, distribution expenses under the Plan were $39,000,000, including accrued and unpaid expenses of $11,737,000.
     AFD has informed the Fund that it has received $15,913,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.

     American Funds Service Company, the transfer agent for the Fund, was paid a fee of $9,287,000.

     Directors and Advisory Board members of the Fund who are unaffiliated with WMC may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of October 31, 1997, aggregate amounts deferred and earnings thereon were $328,000.

4. As of October 31, 1997, accumulated undistributed net realized gain on investments was $1,954,792,000 and additional paid-in capital was $19,678,764,000.

     The Fund made purchases and sales of investment securities, excluding short-term securities, of $4,656,001,000 and $2,696,533,000, respectively, during the six months ended October 31, 1997.

     Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $178,000 included $37,000 that was paid by these credits rather than in cash.

     The Fund owns 5.4% of the outstanding voting securities of Westvaco Corp. and thus is considered an affiliate as defined in the Investment Company Act of 1940.


Per-Share Data and Ratios
                                 Six Months
                                    Ended                              Year Ended April 30
                                10/31/97<F1>        1997         1996         1995         1994         1993
Net Asset Value,

  Beginning of Period              $25.93          $22.77       $18.87       $17.11       $17.59       $16.22

Income from Investment
  Operations:
  Net investment income               .32             .62          .63          .63          .59          .56
  Net realized and
    unrealized gain (loss)
    on investments                   4.23            4.36         4.98         2.16         (.12)        1.55
    Total income from
      investment operations          4.55            4.98         5.61         2.79          .47         2.11

Less Distributions:
  Dividends from net
    investment income                (.29)           (.62)        (.62)        (.62)        (.56)        (.56)
  Distributions from net
    realized gains                   -              (1.20)       (1.09)        (.41)        (.39)        (.18)
    Total distributions              (.29)          (1.82)       (1.71)       (1.03)        (.95)        (.74)

Net Asset Value,
  End of Period                    $30.19          $25.93       $22.77       $18.87       $17.11       $17.59

Total Return<F2>                    17.56%<F3>      22.43%       30.40%       17.01%        2.55%       13.36%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)           $35,254         $28,165      $20,689      $14,426      $12,405      $11,306
  Ratio of expenses to
    average net assets                .32%<F3>        .64%         .66%         .69%         .69%         .70%
  Ratio of net income to
    average net assets               1.12%           2.56%        2.98%        3.57%        3.29%        3.33%
  Average commissions paid<F4>       5.02cents       5.29cents    6.24cents    6.87cents    6.85cents    7.49cents
  Portfolio turnover rate            8.60%<F3>      20.41%       23.41%       25.45%       23.86%       18.60%

<F1> Unaudited

<F2> Excludes maximum sales charge of 5.75% of the Fund's offering price.
Total Return figure for 1993 has been revised. Previously shown for that year was 13.38%.

<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.

<F4> Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not separately reflected in the Fund's Statement of Operations. Shares traded on a principal basis are excluded.


Board of Directors

Stephen Hartwell
     Chairman of the Board

James H. Lemon, Jr.
     Vice Chairman of the Board

Harry J. Lister
     President of the Fund

Cyrus A. Ansary
John A. Beck
Fred J. Brinkman
Daniel J. Callahan III
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Leonard P. Steuart II
Margita E. White
Stephen G. Yeonas


Directors Emeritus

Bernard J. Nees
     Chairman Emeritus
Charles T. Akre
Nathan A. Baily


Advisory Board

Charles A. Bowsher
Mary K. Bush
Vernon W. Holleman, Jr.
Katherine D. Ortega
J. Knox Singleton
William B. Snyder
Robert F. Tardio

Other Officers

Howard L. Kitzmiller
     Senior Vice President, Secretary and Assistant Treasurer of the Fund

Ralph S. Richard
     Vice President and Treasurer of the Fund
Lois A. Erhard
     Vice President of the Fund

Michael W. Stockton
     Assistant Vice President, Assistant Secretary and Assistant Treasurer of the Fund

For information about your account or any of the Fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.


Office of the Fund
and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC  20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92821-5804

Transfer Agent

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, CA  92822-2205

P.O. Box 659522
San Antonio, TX  78265-9522

P.O. Box 6007
Indianapolis, IN  46206-6007

P.O. Box 2280
Norfolk, VA  23501-2280

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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